UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Scopia Capital Management LLC
Address:          152 West 57th St, 33rd Fl
                  New York, NY 10019


Form 13F File Number: 28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aaron Morse
Title:   Chief Operating Officer
Phone:   212-370-0303

Signature, Place, and Date of Signing:

      /s/ Aaron Morse         New York, NY          May 15, 2013
     ---------------------    --------------     -------------------
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      $2,885,889
                                             -----------
                                            (in thousands)

List of Other Included Managers: None

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

                                                                                                     Voting Authority
                                                                                                     -------------------
                                                             Value     Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class    CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole    Shared None
------------------------------  ----------------  ---------  --------  --------  ---  ----  -------  ----------  ------- ------ ----

AEROFLEX HLDG CORP              COM               007767106   12100     1539388  SH         Sole                 1539388
AEROPOSTALE                     COM               007865108   45061     3313338  SH         Sole                 3313338
ALERE INC                       COM               01449j105   23454      918700  SH         Sole                  918700
AMERICAN SUPERCONDUCTOR CORP    COM               30111108      586      219367  SH         Sole                  219367
ARUBA NETWORKS INC              COM               043176106   32162     1300000  SH   PUT   Sole                 1300000
ASSURED GUARANTY LTD            COM               g0585r106   98578     4783016  SH         Sole                 4783016
BIG LOTS INC                    COM               089302103  108814     3085158  SH         Sole                 3085158
CATERPILLAR INC DEL             COM               149123101    6209       71397  SH         Sole                   71397
CISCO SYS INC                   COM               17275r102  113440     5429072  SH         Sole                 5429072
COACH INC                       COM               189754104   15375      307553  SH         Sole                  307553
CTRIP COM INTL LTD              AMERICAN DEP SHS  22943f100  116458     5447040  SH         Sole                 5447040
DENDREON CORP                   COM               24823q107     803      169500  SH         Sole                  169500
DOMTAR CORP                     COM NEW           257559203   54719      704963  SH         Sole                  704963
DST SYS INC DEL                 COM               233326107   59355      832819  SH         Sole                  832819
ELAN PLC                        ADR               284131208   59000     5000000  SH         Sole                 5000000
GEO GROUP INC                   COM               36159r103  290082     7710844  SH         Sole                 7710844
G-III APPAREL GROUP LTD         COM               36237h101   78861     1966121  SH         Sole                 1966121
INFORMATICA CORP                COM               45666q102   36402     1056048  SH         Sole                 1056048
ISHARES TR                      RUSSELL 2000      464287655   48603      514700  SH   PUT   Sole                  514700
JETBLUE AIRWAYS CORP            COM               477143101   76438    11077957  SH         Sole                11077957
MACYS INC                       COM               55616p104   89770     2145548  SH         Sole                 2145548
MEDIVATION INC                  COM               58501n101   43935      939594  SH         Sole                  939594
MOMENTA PHARMACEUTICALS INC.    COM               60877t100   50689     3799786  SH         Sole                 3799786
MOTOROLA SOLUTIONS INC          COM NEW           620076307   25612      400000  SH   PUT   Sole                  400000
NCR CORP NEW                    COM               62886e108   65812     2387961  SH         Sole                 2387961
NETAPP INC                      COM               64110d104  177372     5192388  SH         Sole                 5192388
NORDION INC                     COM               65563c105   31476     4761914  SH         Sole                 4761914
OMNIVISION TECHNOLOGIES INC     com               682128103    1901      138067  SH         Sole                  138067
PHH CORP                        COM NEW           693320202   42600     1939896  SH         Sole                 1939896
PHH CORP                        NOTE 6.000% 6/1   693320aq6   48004    25000000  PRN        Sole                25000000
QLT INC                         COM               746927102   18622     2106596  SH         Sole                 2106596
SOURCEFIRE INC                  COM               83616t108   17769      300000  SH   PUT   Sole                  300000
SPDR S&P 500 ETF TR             TR UNIT           78462f103  122203      780000  SH   PUT   Sole                  780000
SPDR S&P 500 ETF TR             TR UNIT           78462f103   78288      499700  SH   PUT   Sole                  499700
SPDR S&P 500 ETF TR             TR UNIT           78462f103  123769      790000  SH   PUT   Sole                  790000
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A          848574109  351901    18530855  SH         Sole                18530855
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209  112131     2825886  SH         Sole                 2825886
VERIZON COMMUNICATIONS INC      COM               92343V104  107737     2192000  SH   PUT   Sole                 2192000
XEROX CORP                      COM               984121103   99798    11604402  SH         Sole                11604402


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